General and administrative expenses	12 Months Ended
Dec. 31, 2019
Selling, general and administrative expense [abstract]
General and administrative expenses [Text Block]

15. General and administrative expenses

The following is a summary of general and administrative expenses incurred by the Company during the years ended December 31, 2019 and 2018. Note that the table below includes the results for the AGM from January 1, 2018 to July 31, 2018, being the period during which the Company controlled the AGM, but does not include the results of the AGM from August 1, 2018 to December 31, 2018.

		Year ended December 31,
	2019	2018
	$	$
Wages, benefits and consulting	(7,723)	(6,533)
Office, rent and administration	(800)	(1,527)
Professional and legal	(452)	(1,308)
Share-based payments	(1,789)	(1,258)
Travel, marketing, investor relations and regulatory	(966)	(987)
Other	(98)	(47)
Total	(11,828)	(11,660)